UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.R. Herzig & Co. Inc.
Address: 1 Expressway Plaza
         Suite 200
         Roslyn Heights, NY  11577

13F File Number:  028-12072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur Pesner
Title:     Chief Financial Officer
Phone:     516-621-0200

Signature, Place, and Date of Signing:

   /s/ Arthur Pesner     Roslyn Heights, NY     October 16, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $45,439 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102     1087    22700 SH       22700                       0        0    22700
AGNICO EAGLE MINES LTD         COM              008474108     1468    28300 SH       28300                       0        0    28300
AMICUS THERAPEUTICS INC        COM              03152W109      276    53000 SH       53000                       0        0    53000
APPLE INC                      COM              037833100      454      680 SH       680                         0        0      680
BRISTOL MYERS SQUIBB CO        COM              110122108     1426    42254 SH       42254                       0        0    42254
CALPINE CORP                   COM NEW          131347304     2248   129962 SH       129962                      0        0   129962
CROSS TIMBERS RTY TR           TR UNIT          22757R109      231     7365 SH       7365                        0        0     7365
EMAGIN CORP                    COM NEW          29076N206       54    13000 SH       13000                       0        0    13000
EXXON MOBIL CORP               COM              30231G102      273     2990 SH       2990                        0        0     2990
FIDELITY NATIONAL FINANCIAL    CL A             31620R105     3196   149437 SH       149437                      0        0   149437
FORD MTR CO DEL                COM PAR $0.01    345370860      467    47400 SH       47400                       0        0    47400
GENERAL ELECTRIC CO            COM              369604103     2210    97300 SH       97300                       0        0    97300
GENERAL MTRS CO                COM              37045V100     1754    77100 SH       77100                       0        0    77100
GULF ISLAND FABRICATION INC    COM              402307102      666    23900 SH       23900                       0        0    23900
HEWLETT PACKARD CO             COM              428236103      667    39100 SH       39100                       0        0    39100
HUGOTON RTY TR TEX             UNIT BEN INT     444717102      169    25570 SH       25570                       0        0    25570
IEC ELECTRS CORP NEW           COM              44949L105      136    20000 SH       20000                       0        0    20000
INTEL CORP                     COM              458140100     2486   109729 SH       109729                      0        0   109729
INTEST CORP                    COM              461147100       26    10000 SH       10000                       0        0    10000
JOHNSON & JOHNSON              COM              478160104     1343    19482 SH       19482                       0        0    19482
LEUCADIA NATL CORP             COM              527288104     1449    63700 SH       63700                       0        0    63700
MACK CALI RLTY CORP            COM              554489104     1851    69600 SH       69600                       0        0    69600
MICROSOFT CORP                 COM              594918104     2403    80735 SH       80735                       0        0    80735
NEWMONT MINING CORP            COM              651639106     2246    40100 SH       40100                       0        0    40100
NVIDIA CORP                    COM              67066G104     1542   115600 SH       115600                      0        0   115600
PENNS WOODS BANCORP INC        COM              708430103      285     6440 SH       6440                        0        0     6440
PFIZER INC                     COM              717081103      286    11500 SH       11500                       0        0    11500
PICO HLDGS INC                 COM NEW          693366205     2757   120833 SH       120833                   2000        0   118833
PLUM CREEK TIMBER CO INC       COM              729251108     1907    43500 SH       43500                       0        0    43500
POTASH CORP SASK INC           COM              73755L107      317     7300 SH       7300                        0        0     7300
PULTE GROUP INC                COM              745867101      377    24300 SH       24300                    5000        0    19300
QUALCOMM INC                   COM              747525103     2179    34875 SH       34875                       0        0    34875
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105      267    18836 SH       18836                       0        0    18836
SENECA FOODS CORP NEW          CL B             817070105     1854    62621 SH       62621                    3835        0    58786
SENECA FOODS CORP NEW          CL A             817070501     1904    63756 SH       63756                   14470        0    49286
SMTC CORP                      COM NEW          832682207       31    10000 SH       10000                       0        0    10000
SUPPORT COM INC                COM              86858W101       42    10000 SH       10000                       0        0    10000
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     2344    56593 SH       56593                       0        0    56593
VISTA GOLD CORP                COM NEW          927926303      547   150663 SH       150663                   9997        0   140666
WAL-MART STORES INC            COM              931142103      214     2900 SH       2900                        0        0     2900